UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2009	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

May 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks—97.4%
Consumer Discretionary—11.1%
Advance Auto Parts, Inc.	7,700		$327,943
Autonation, Inc.*	44,900	[2]	713,012
Best Buy Co., Inc.	19,500		684,450
D.R. Horton, Inc.	87,200		803,112
Darden Restaurants, Inc.	26,900		972,973
Fortune Brands, Inc.	24,000		840,240
Goodyear Tire & Rubber Co.*	39,400		451,130
Home Depot, Inc., The	29,200		676,272
J.C. Penney Co., Inc.	16,300		425,267
Johnson Controls, Inc.	25,000		498,250
Kohl’s Corp.*	23,600		1,002,292
McGraw-Hill Companies, Inc., The	43,700		1,314,933
Royal Caribbean Cruises, Ltd.	59,800	[2]	900,588
Shaw Communications, Inc.	37,100		645,169
Snap-On, Inc.	17,800		554,470

Total Consumer Discretionary			10,810,101

Consumer Staples—6.9%
Altria Group, Inc.	42,000		717,780
Clorox Co.	11,700		613,548
Coca-Cola Enterprises, Inc.	55,400		922,964
CVS Caremark Corp.	17,100		509,580
Dean Foods Co.*	37,700		708,760
Dr Pepper Snapple Group, Inc.*	21,300		462,849
Lorillard, Inc.	18,200		1,243,606
Molson Coors Brewing Co.	23,600		1,038,164
Wal-Mart Stores, Inc.	8,600		427,764

Total Consumer Staples			6,645,015

Energy—17.5%
Chevron Corp.	43,400		2,893,478
ConocoPhillips Co.	27,700		1,269,768
El Paso Corp.	73,400		715,650
Exxon Mobil Corp.	47,500		3,294,125
Hess Corp.	29,000		1,931,110
Newfield Exploration Co.*	26,200		946,344
Noble Corp.	38,500		1,323,245
Occidental Petroleum Corp.	25,000		1,677,750
Spectra Energy Corp.	29,700		476,685
Valero Energy Corp.	32,600		729,262
Walter Industries, Inc.	34,450		1,124,448
Whiting Petroleum Corp.*	12,100		567,006

Total Energy			16,948,871

Financials—24.8%
Aflac, Inc.	15,900		564,450
Arch Capital Group, Ltd.*	10,100		574,791
Bank of America Corp.	85,200		960,204
Bank of New York Mellon Corp., The	39,200		1,088,976
Fidelity National Financial, Inc.	32,000		446,080
Fifth Third Bancorp	72,200	[2]	498,180
Goldman Sachs Group, Inc.	10,150		1,467,386

Financials—24.8% (continued)
Health Care REIT, Inc.	21,700		$743,225
Invesco, Ltd.	90,200		1,411,630
JPMorgan Chase & Co.	94,800		3,498,120
Metlife, Inc.	44,300		1,395,450
PNC Financial Services Group, Inc., The	18,600		847,230
Prudential Financial, Inc.	12,200		486,902
Regions Financial Corp.	142,400		596,656
Simon Property Group, Inc.	23,050		1,232,484
State Street Corp.	24,200		1,124,090
Travelers Companies, Inc., The	17,600		715,616
U.S. Bancorp	68,200		1,309,440
UnumProvident Corp.	89,000		1,522,790
Walter Investment Management Corp.	4,991		67,378
Wells Fargo & Co.	138,900		3,541,950

Total Financials			24,093,028

Health Care—12.8%
Amgen, Inc.*	51,500		2,571,910
Bristol-Myers Squibb Co.	39,700		790,824
Eli Lilly & Co.	35,500		1,227,235
Johnson & Johnson	40,900		2,256,044
Life Technologies Corp.	51,400		1,993,292
Pfizer, Inc.	189,300		2,875,467
UnitedHealth Group, Inc.	27,500		731,500

Total Health Care			12,446,272

Industrials—3.1%
Cooper Industries, Ltd., Class A	9,000		295,380
Cummins, Inc.	16,500		535,095
General Dynamics Corp.	7,700		438,130
Goodrich Corp.	18,900		917,406
SPX Corp.	18,700		858,517

Total Industrials			3,044,528

Information Technology—6.5%
Analog Devices, Inc.	28,300		690,803
Check Point Software Technologies, Ltd.*	16,600		387,610
Corning, Inc.	73,600		1,081,920
EMC Corp.*	72,300		849,525
Marvell Technology Group, Ltd.*	105,900		1,210,437
Research In Motion, Ltd.*	11,600		912,224
Western Digital Corp.*	47,300		1,175,405

Total Information Technology			6,307,924

Materials—5.9%
Celanese Corp.	36,400		746,564
CEMEX, S.A.B. de C.V.	48,672		475,039
CF Industries Holdings, Inc.	14,700		1,141,308
Cliffs Natural Resources, Inc.	16,300		444,175
Freeport McMoRan Copper & Gold, Inc., Class B	52,600		2,863,018

Total Materials			5,670,104

Telecommunication Services—6.0%
AT&T, Inc.	103,600		2,568,243
Qwest Communications International, Inc.	172,300	[2]	751,228
Sprint Corp.*	117,200		603,580
Verizon Communications, Inc.	64,400		1,884,344

Total Telecommunication Services			5,807,395

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Utilities—2.8%
AES Corp., The*	103,900	$1,037,961
Northeast Utilities	45,200	939,708
NRG Energy, Inc.*	31,600	711,000

Total Utilities		2,688,669

Total Common Stocks (cost $94,958,848)		94,461,907

Short-Term Investments—4.9%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.17%[3]	1,535,035	1,535,035
BNY Institutional Cash Reserves Fund, Series B*[3,4]	195,236	28,797
BNY Institutional Cash Reserves Fund, Series C*[3,5]	39,444	39,444
Dreyfus Cash Management Fund, Institutional Class Shares, 0.57%[6]	3,165,804	3,165,804

Total Short-Term Investments (cost $4,935,519)		4,769,080

Total Investments—102.3% (cost $99,894,367)		99,230,987
Other Assets, less Liabilities—(2.3)%		(2,196,521)

Net Assets—100.0%		$97,034,466

Systematic Mid Cap Value Fund

May 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks—98.0%
Consumer Discretionary—16.1%
Advance Auto Parts, Inc.	8,400		$357,756
Autonation, Inc.*	20,700		328,716
Best Buy Co., Inc.	31,600		1,109,160
D.R. Horton, Inc.	54,800		504,708
Darden Restaurants, Inc.	28,600		1,034,462
Foot Locker, Inc.	67,800		753,258
Fortune Brands, Inc.	13,600		476,136
Kohl’s Corp.*	35,400		1,503,438
McGraw-Hill Companies, Inc., The	34,100		1,026,069
Royal Caribbean Cruises, Ltd.	31,550	[2]	475,143
Shaw Communications, Inc.	73,400	[2]	1,276,426
Snap-On, Inc.	35,700		1,112,055
Warnaco Group, Inc., The*	50,700		1,602,120
Wyndham Worldwide Corp.	40,050		472,190

Total Consumer Discretionary			12,031,637

Consumer Staples—7.4%
Clorox Co.	9,500		498,180
Coca-Cola Enterprises, Inc.	39,800		663,068
Dean Foods Co.*	33,200		624,160
Dr Pepper Snapple Group, Inc.*	54,200		1,177,766
Kroger Co., The	40,700		927,960
Lorillard, Inc.	13,600		929,288
Molson Coors Brewing Co.	16,900		743,431

Total Consumer Staples			5,563,853

Energy—8.2%
Bill Barrett Corp.*	25,000		850,750
El Paso Corp.	42,700		416,325
Noble Corp.	57,400		1,972,838
Noble Energy, Inc.	8,650		514,502
Spectra Energy Corp.	64,500		1,035,225
Valero Energy Corp.	31,100		695,707
Walter Industries, Inc.	19,300		629,952

Total Energy			6,115,299

Financials—25.4%
Alleghany Corp.*	4,400		1,144,000
Arch Capital Group, Ltd.*	29,950		1,704,454
Digital Realty Trust, Inc.	39,800		1,423,646
Fidelity National Financial, Inc.	60,000		836,400
First Niagara Financial Group, Inc.	98,600		1,251,234
Health Care REIT, Inc.	39,300		1,346,025
Hudson City Bancorp, Inc.	120,000		1,539,600
Invesco, Ltd.	94,700		1,482,055
National Retail Properties, Inc.	70,000		1,197,700
Prosperity Bancshares, Inc.	32,700		917,562
Prudential Financial, Inc.	24,350		971,808
Simon Property Group, Inc.	17,250		922,358
State Street Corp.	34,800		1,616,460
Stifel Financial Corp.*	20,450		890,393
UnumProvident Corp.	101,800		1,741,798
Walter Investment Management Corp.	5,245		70,809

Total Financials			19,056,302

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care—5.0%
Health Management Associates, Inc.*	67,600		$392,756
Life Technologies Corp.*	42,950		1,665,601
Omnicare, Inc.	63,600		1,719,108

Total Health Care			3,777,465

Industrials—7.0%
Cooper Industries, Ltd., Class A	32,400		1,063,368
General Cable Corp.*	42,750		1,634,760
Kansas City Southern*	56,100		925,089
Kirby Corp.*	8,900		299,218
SPX Corp.	29,300		1,345,163

Total Industrials			5,267,598

Information Technology—7.4%
Check Point Software Technologies, Ltd.*	17,600		410,960
Marvell Technology Group, Ltd.*	82,200		939,546
SAIC, Inc.*	37,700		658,619
Semtech Corp.*	22,300		358,807
Solera Holdings, Inc.*	29,800		682,420
Synopsys, Inc.*	42,100		820,108
Tellabs, Inc.*	118,200		656,010
Western Digital Corp.*	39,300		976,605

Total Information Technology			5,503,075

Materials—7.1%
Celanese Corp.	67,500		1,384,425
Crown Holdings, Inc.*	27,900		655,650
Freeport McMoRan Copper & Gold, Inc., Class B	24,900		1,355,307
Temple-Inland, Inc.	55,900		714,402
Terra Industries, Inc.	21,600		600,264
Thompson Creek Metals Co., Inc.*	63,250		607,200

Total Materials			5,317,248

Telecommunication Services—3.8%
NTELOS Holdings Corp.	114,200		2,040,754
Qwest Communications International, Inc.	177,000		771,720

Total Telecommunication Services			2,812,474

Utilities—10.6%
AES Corp., The*	130,300		1,301,697
CMS Energy Corp.	136,800		1,551,312
Hawaiian Electric Industries, Inc.	58,200		1,003,950
Northeast Utilities	56,300		1,170,477
NRG Energy, Inc.*	27,800	[2]	625,500
NV Energy, Inc.	127,500		1,275,000
Xcel Energy, Inc.	58,600		1,004,990

Total Utilities			7,932,926

Total Common Stocks (cost $71,472,840)			73,377,877

Short-Term Investments—2.4%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.17%[3]	33,001		33,001
BNY Institutional Cash Reserves Fund, Series B*[3,4]	11,479		1,694
BNY Institutional Cash Reserves Fund, Series C*[3,5]	3,574		3,574
Dreyfus Cash Management Fund, Institutional Class Shares, 0.57%[6]	1,746,736		1,746,736

Short-Term Investments (cost $1,794,790)			1,785,005

Total Investments—100.4% (cost $73,267,630)			75,162,882
Other Assets, less Liabilities—(0.4)%			(268,127)

Net Assets—100.0%			$74,894,755

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value	$102,053,707	$6,019,652	($8,842,372)	($2,822,720)
Systematic Mid Cap Value	74,859,186	6,056,287	(5,752,591)	303,696

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its May 31, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of May 31, 2009, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value	$1,767,700	1.8%
Systematic Mid Cap Value	47,170	0.1%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

On October 6, 2008, BNYM established a separate sleeve of the ICRF (Series C) to hold certain securities issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.

[6]

Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, through September 18, 2009, the maximum amount covered for Systematic Value Fund and Systematic Mid Cap Value Fund for the investment in the Dreyfus Cash Management Fund is $2,744,825 and $4,285,496, respectively.

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of May 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Systematic Value
Level 1	$99,162,746	—
Level 2	68,241	—
Level 3	—	—

Total	$99,230,987	—

Systematic Mid Cap Value
Level 1	$75,157,614	—
Level 2	5,268	—
Level 3	—	—

Total	$75,162,882	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities. Management is currently evaluating the impact, if any, of FSP FAS 157-4 on the Funds’ financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. For the period ended May 31, 2009, the Funds did not engage in any derivative activity. Therefore, no additional disclosure is required.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: July 24, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: July 24, 2009